Share capital (Tables)	9 Months Ended
Sep. 30, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Share Capital Reconciliation

Authorized:
Unlimited common shares with no par value
Issued and outstanding:
	Number of shares	Amount
	#	$

Balance – December 31, 2022	32,913,955	268,194
Exercise of stock options	194,188	1,018
Issuance of common shares under employee share purchase plan	16,685	614
Release of restricted share units	19,744	851
Issuance of common shares related to contingent consideration	50,550	1,625
Purchase of common shares held for cancellation under normal course issuer bid	(1,333,361)	(10,659)
Balance – September 30, 2023	31,861,761	261,643